Registration Nos. 333-22931

811-08282

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 50	☒
(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS I

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LOOMIS SAYLES FUNDS I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 41 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this PEA No. 41 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 18th day of February, 2011.

LOOMIS SAYLES FUNDS I

By:	/s/ David L. Giunta
David L. Giunta
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	Executive Vice President and Trustee	February 18, 2011

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	February 18, 2011

Graham T. Allison, Jr.*
Graham T. Allison, Jr.	Trustee	February 18, 2011

Charles D. Baker*
Charles D. Baker	Trustee	February 18, 2011

Edward A. Benjamin *
Edward A. Benjamin	Trustee	February 18, 2011

Robert J. Blanding *
Robert J. Blanding	President, Chief Executive Officer and Trustee	February 18, 2011

Daniel M. Cain *
Daniel M. Cain	Trustee	February 18, 2011

Kenneth A. Drucker *
Kenneth A. Drucker	Trustee	February 18, 2011

John T. Hailer *
John T. Hailer	Trustee	February 18, 2011

Wendell J. Knox *
Wendell J. Knox	Trustee	February 18, 2011

Sandra O. Moose *
Sandra O. Moose	Trustee, Chairperson of the Board	February 18, 2011

Erik R. Sirri *
Erik R. Sirri	Trustee	February 18, 2011

Peter J. Smail *
Peter J. Smail	Trustee	February 18, 2011

Cynthia L. Walker *
Cynthia L. Walker	Trustee	February 18, 2011

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact(a)(b)(c)(d)(e)(f)(g)
February 18, 2011

(a)

Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

(b)	Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 29 to the Registration Statement filed on July 1, 2005.
(c)	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 34 to the Registration Statement filed on December 3, 2008.
(d)	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 36 to the Registration Statement filed on November 23, 2009.
(e)	Power of Attorney for Erik R. Sirri is incorporated by reference to exhibit (q)(5) to PEA No. 37 to the Registration Statement filed on January 28, 2010.
(f)	Power of Attorney for Peter J. Smail is incorporated by reference to exhibit (q)(6) to PEA No. 37 to the Registration Statement filed on January 28, 2010.
(g)	Power of Attorney for Charles D. Baker is incorporated by reference to exhibit (q)(7) to PEA No. 40 to the Registration Statement filed on January 28, 2011.

Loomis Sayles Funds I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase